ACQUISITION OF KANAB CORP (Details Narrative)	12 Months Ended
Jul. 31, 2021 shares
Stock Issued During Period, Shares, Acquisitions	300,000
Series B Preferred Stock [Member]
Stock Issued During Period, Shares, Acquisitions	300,000
Kanab Corp [Member]
Equity Method Investment, Ownership Percentage	100.00%